Quarterly Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 3,428,233	$ 3,307,041	$ 3,065,495	$ 3,214,935	$ 3,411,666	$ 3,393,563	$ 3,106,832	$ 3,233,881	$ 13,015,704	$ 13,145,942	$ 12,345,870
Gross Profit	810,166	737,852	643,523	737,488	839,408	803,248	725,510	819,439	2,929,029	3,187,605	2,958,413
Net Income Attributable to Common Shareholders	$ 271,164	$ 256,560	$ 180,962	$ 239,741	$ 301,965	$ 312,074	$ 240,766	$ 297,018	$ 948,427	$ 1,151,823	$ 1,049,130
Diluted earnings per share	$ 1.78	$ 1.68	$ 1.19	$ 1.57	$ 1.96	$ 2.01	$ 1.56	$ 1.91	$ 6.26	$ 7.45	$ 6.37